Taxes - Schedule of Movement of Net Deferred Tax Liabilities and Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Net Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the year	$ (246,893)	$ 6,143	$ 2,169
Current year reduction (addition)	21,916	(254,224)	4,304
Foreign exchange difference	3,426	1,188	(330)
Balance at end of the year	$ (221,551)	$ (246,893)	$ 6,143